FINANCIAL RISK MANAGEMENT - Disclosure of Detailed Information About Cash Flow Hedged Reserve Booked Under Other Comprehensive Income (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL RISK MANAGEMENT
Cash flow hedge beginning of balance	R$ 21,866	R$ 159,077
Change in the fair value of hedge instrument recognized in OCI	(790,479)	(210,150)	R$ 178,006
Tax effects on fair value of hedge instrument	270,035	72,939	(61,658)
Cash flow hedge end of balance	R$ (498,578)	R$ 21,866	R$ 159,077